Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	bf21_SupplementTextBlock

BLACKROCK FUNDS II

LifePath® Active 2015 Portfolio

(the "Fund")

Supplement dated September 30, 2014 to
the Prospectus of the Fund, each dated February 28, 2014

The Board of Trustees (the "Board") of BlackRock Funds II recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to "LifePath Active Retirement Portfolio," a change to the Fund's investment objective, and certain changes to the Fund's principal investment strategies. The Fund currently has an investment objective "to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time." The investment objective will become "to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes." The changes will become effective on or about December 31, 2014.

Whereas currently, the Fund's investment strategy becomes increasingly conservative over time, the Fund will now enter into its most conservative phase and will seek to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. In connection with these changes, the Fund will generally seek to maintain an asset allocation of 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, although the allocation may shift over time depending on market conditions. These allocations reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long-term growth of capital.

In addition, the repurposed Fund will be designed to help balance three risk factors that investors face during retirement: market risk (potential declines in market values), longevity risk (living longer than expected) and inflation risk (loss of purchasing power). Specifically, the Fund will seek to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement while minimizing the risk of exhausting their investment. There is no guarantee that the performance of the Fund will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor's portfolio changes.

Each of the LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio, LifePath® Active 2050 Portfolio, and LifePath® Active 2055 Portfolio (collectively, the "Funds"), each a series of BlackRock Funds II, recently adopted certain changes to its "glide path." As a result of these changes, under the new glide path, each Fund's target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income, although each Fund's target allocation may shift over time depending on market conditions. In addition, although each Fund's asset mix currently becomes more conservative both prior to and after retirement, under the new glide path, a Fund's allocation will reach its most conservative phase at retirement and generally will not become more conservative following the target retirement date, although its allocation may change to maintain its risk profile. These changes will become effective on or about November 28, 2014; where applicable, these changes are incorporated into this Supplement.

Investors should review carefully the specific changes to the Prospectus of the Fund, reflecting the changes noted above, which are detailed below.

Effective on or about December 31, 2014, the following changes are made to the Fund's Prospectus.

Change in the Fund's Name

The LifePath Active 2015 Portfolio is renamed LifePath Active Retirement Portfolio. References in the Fund's Prospectus to the "2015 Fund" are replaced with "Retirement Fund."

Change in the Fund's Investment Objective

The section of the Prospectus captioned "Fund Overview — Key Facts About LifePath® Active 2015 Portfolio — Investment Objective" is deleted in its entirety and replaced with the following:

The investment objective of the LifePath Active Retirement Portfolio (the "Fund") is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes.

Change in the Fund's Strategies and Risks

The section of the Prospectus entitled "Fund Overview — Key Facts About LifePath® Active 2015 Portfolio — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the "underlying funds") in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds ("ETFs").

The Fund is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, and will generally seek to maintain an asset allocation of 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, although the allocation may shift over time depending on market conditions. As of January 31, 2014, the Fund held approximately 39.22% of its assets in underlying funds that invest primarily in equity securities and 60.78% of its assets in underlying funds that invest primarily in fixed income, including underlying funds that invest primarily in money market instruments. Certain underlying funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Although the Fund will generally seek to maintain an asset allocation of 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective.

Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock's discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See "Description of Underlying Funds" for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

The allocation to underlying funds that invest in equity may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Because the Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Fund's risk profile.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund's equity or fixed income asset allocation as determined by Fund management.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

The section of the Prospectus entitled "Fund Overview — Key Facts About LifePath® Active 2015 Portfolio — Principal Risks of Investing in the Fund — Retirement Income Risk" is deleted in its entirety and replaced with the following:

  Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

LIFEPATH ACTIVE 2015 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock

BLACKROCK FUNDS II

LifePath® Active 2015 Portfolio

(the "Fund")

Supplement dated September 30, 2014 to
the Prospectus of the Fund, each dated February 28, 2014

The Board of Trustees (the "Board") of BlackRock Funds II recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to "LifePath Active Retirement Portfolio," a change to the Fund's investment objective, and certain changes to the Fund's principal investment strategies. The Fund currently has an investment objective "to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time." The investment objective will become "to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes." The changes will become effective on or about December 31, 2014.

Whereas currently, the Fund's investment strategy becomes increasingly conservative over time, the Fund will now enter into its most conservative phase and will seek to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. In connection with these changes, the Fund will generally seek to maintain an asset allocation of 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, although the allocation may shift over time depending on market conditions. These allocations reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long-term growth of capital.

In addition, the repurposed Fund will be designed to help balance three risk factors that investors face during retirement: market risk (potential declines in market values), longevity risk (living longer than expected) and inflation risk (loss of purchasing power). Specifically, the Fund will seek to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement while minimizing the risk of exhausting their investment. There is no guarantee that the performance of the Fund will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor's portfolio changes.

Each of the LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio, LifePath® Active 2050 Portfolio, and LifePath® Active 2055 Portfolio (collectively, the "Funds"), each a series of BlackRock Funds II, recently adopted certain changes to its "glide path." As a result of these changes, under the new glide path, each Fund's target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income, although each Fund's target allocation may shift over time depending on market conditions. In addition, although each Fund's asset mix currently becomes more conservative both prior to and after retirement, under the new glide path, a Fund's allocation will reach its most conservative phase at retirement and generally will not become more conservative following the target retirement date, although its allocation may change to maintain its risk profile. These changes will become effective on or about November 28, 2014; where applicable, these changes are incorporated into this Supplement.

Investors should review carefully the specific changes to the Prospectus of the Fund, reflecting the changes noted above, which are detailed below.

Effective on or about December 31, 2014, the following changes are made to the Fund's Prospectus.

Change in the Fund's Name

The LifePath Active 2015 Portfolio is renamed LifePath Active Retirement Portfolio. References in the Fund's Prospectus to the "2015 Fund" are replaced with "Retirement Fund."

Change in the Fund's Investment Objective

The section of the Prospectus captioned "Fund Overview — Key Facts About LifePath® Active 2015 Portfolio — Investment Objective" is deleted in its entirety and replaced with the following:

The investment objective of the LifePath Active Retirement Portfolio (the "Fund") is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes.

Change in the Fund's Strategies and Risks

The section of the Prospectus entitled "Fund Overview — Key Facts About LifePath® Active 2015 Portfolio — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the "underlying funds") in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds ("ETFs").

The Fund is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, and will generally seek to maintain an asset allocation of 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, although the allocation may shift over time depending on market conditions. As of January 31, 2014, the Fund held approximately 39.22% of its assets in underlying funds that invest primarily in equity securities and 60.78% of its assets in underlying funds that invest primarily in fixed income, including underlying funds that invest primarily in money market instruments. Certain underlying funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Although the Fund will generally seek to maintain an asset allocation of 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective.

Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock's discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See "Description of Underlying Funds" for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

The allocation to underlying funds that invest in equity may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Because the Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Fund's risk profile.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund's equity or fixed income asset allocation as determined by Fund management.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

The section of the Prospectus entitled "Fund Overview — Key Facts About LifePath® Active 2015 Portfolio — Principal Risks of Investing in the Fund — Retirement Income Risk" is deleted in its entirety and replaced with the following:

  Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.